Jun. 02, 2025
Dan IVES Wedbush AI Revolution ETF
Dan IVES Wedbush AI Revolution ETF
Investment Objective
The Dan IVES Wedbush AI Revolution ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Solactive Wedbush Artificial Intelligence Index (the “Index”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Dan IVES Wedbush AI Revolution ETF Dan IVES Wedbush AI Revolution ETF
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.75%
[1]	Estimated for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
Dan IVES Wedbush AI Revolution ETF | Dan IVES Wedbush AI Revolution ETF | USD ($)	77	240

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As the Fund has not yet commenced operations, there is no portfolio turnover information to provide at this time.

Principal Investment Strategies of the Fund

The Fund is an exchange-traded fund (“ETF”) that employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Index is comprised exclusively of equity securities (or corresponding American Depositary Receipts (“ADRs”)) of companies included in the Dan Ives AI 30 Research Report (the “AI Report”). The AI Report is compiled by Dan Ives, Global Head of Technology Research at Wedbush Securities Inc. The AI Report is a publicly available research report, comprising companies that have been identified as significant creators, enablers or adopters of artificial intelligence (“AI”) technologies through their strategic focus, partnerships, innovation, product development, or integration of AI into their operations. The AI Report is released on a semi-annual basis, but may be released more frequently in the event there are materials developments in the AI industry.

“AI” or “Artificial Intelligence” refers to the development and application of systems and software programs that simulate and enhance human cognitive functions, enabling machines to perform tasks traditionally requiring human intelligence. These tasks include decision-making, visual perception, speech recognition, language translation, and adaptive learning from data.

AI technologies encompass a wide array of methodologies and applications, including machine learning (supervised, unsupervised, and reinforcement learning), deep learning, natural language processing, neural networks, and generative AI models. These technologies rely on enabling infrastructure such as high-performance semiconductors, cloud computing platforms, and advanced data analytics tools.

The Index is constructed and maintained by Solactive AG (the “Index Provider”). The Index was created by Wedbush Fund Advisers, LLC (the “Adviser”) together with the Index Provider, and is licensed for use by the Fund. The Index Provider is not affiliated with the Fund or the Adviser.

The Index is constructed using the Index Provider’s proprietary natural language processing algorithm (“ARTIS®”) that begins with an initial universe of companies that: (1) are included in the AI Report; (2) are included in the Solactive GBS Global Markets All Cap USD Index, an index designed to track the performance of companies of all capitalizations from developed and emerging market countries; (3) are listed on The Nasdaq Stock Market LLC, the New York Stock Exchange or NYSE American; and (4) have a minimum market capitalization of $250 million and a minimum average daily traded value for the last 3 months greater than or equal to $1.5 million.

From the eligible universe, the Index Provider applies a proprietary natural language processing algorithm process that seeks to identify companies that generate at least 50% of their revenues from one of the following AI categories (each category an “AI Business” and each company, an “AI Company”):

●	AI Software & Generative AI: Companies developing AI or machine learning software, including generative AI tools.
●	Cloud Infrastructure Services: Providers of infrastructure-as-a-service, enabling AI model training and deployment.
●	AI Semiconductors: Manufacturers and designers of semiconductors essential to AI applications.
●	Network and Infrastructure: Developers of servers, storage, and networking equipment for AI workloads.
●	AI Services: Firms offering consulting, implementation, and operational support for AI-driven solutions.
●	Technology Hardware & Equipment: Producers of computers, peripherals, and electronic instruments essential to AI applications.

The Index Provider has developed its own proprietary software tool designed to identify thematic exposure in corporations using various data sources. ARTIS® works as a multidimensional classification tool that is designed to generate a deeper understanding of the products and services a company offers compared to a traditional one-dimensional sector classification system. There are two main drivers of a company’s ARTIS® Score: the frequency with which a company is referenced in relation to the respective set of keywords (“Term Frequency”) as well as the keywords’ relative importance (“Inverse Document Frequency”). In general, the more words in common with the keywords a company has, the higher its ARTIS® Score will be. However, the impact a single keyword can have on the final score is limited, i.e., each keyword has a diminishing marginal score. The repetition of a single keyword is less important than matches of several different keywords. While the repetition of a keyword in a document will generally lead to a higher Term Frequency, the Inverse Document Frequency gives less weight to words that are common within the Search Corpus as a whole. Generally, the algorithm is deterministic, i.e., the same input will always lead to the same output. As such, there is no unexpected behavior in the results. Examples of keywords related to AI that may be used by ARTIS® include: Generative Adversarial Networks (GANs), Large Language Models (LLMs), Natural Language Processing (NLP), Neural Networks, Reinforcement Learning, High-Performance Computing (HPC), AI Chips, Graphics Processing Units (GPUs), AI Data Centers, Low-Latency Networking, and AI Integration.  Other key terms may be used, in addition to those listed, and not all of the listed terms are necessarily used at the time of each reconstitution or rebalance.

The Index Provider uses sources such as company filings, financial news, business descriptions, press releases, and earnings call transcripts and is constantly analyzing new sources to add. This list can therefore change in the future. In order to be included in the Index, a company must be identified as having exposure to an AI Business based on the ranking it receives from ARTIS®, as determined by the Index Provider.

The Index is weighted using a proprietary mathematical formula based on the float-adjusted market capitalization of the constituents. Float-adjusted market capitalization is a measure of a company’s value based on the company’s shares available for public trading. The following further adjustments are applied to the weights of the index constituents:

●	Constituents with weights exceeding 4% are capped at 4%.
●	Constituents with weights below 1% are adjusted upward to a minimum weight of 1%.

Once these adjustments are applied, the weights of all index components, including those set to 4% and 1%, are scaled pro rata to ensure the total weight across all constituents equals 100%.

The Index is rebalanced and reconstituted on the third Friday of March, June, September and December (effective the following business day). Additionally, the Index may be adjusted between regular rebalancings in the event a corporate action occurs involving one or more of the Index constituents.

During quarterly rebalancing, if the aggregate weight of companies with weights greater than 4.8% exceeds 50% of the total index weight, these companies are proportionally capped as a group so that their combined weight does not exceed 45%. The weights of these companies are reduced proportionally based on their original weights within the group. After applying the cap, any excess weight from the group is redistributed proportionally to companies outside the group, specifically those with initial weights below 4.8%. These redistributed weights are subject to a maximum individual weight of 4.5%.

Companies are included in the Index without regard to geographic location, and certain companies included in the Index may be located in emerging markets. As of the date of this Prospectus, the Index consisted of 30 issuers from the following countries or regions: The United States, China, Taiwan Israel, and the Netherlands. The Index includes large-, mid- and small-capitalization companies and may change over time.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities of AI Companies. The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the performance of the Index.

To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in any industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this Prospectus, a significant portion of the Index is represented by securities of companies in the technology and AI industries or sectors. The components of the Index are likely to change over time.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index (or in investments that have economic characteristics that are substantially identical to the component securities the Index) in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

The Fund may engage in securities lending.

Principal Investment Risks
Fund Performance

Once the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund’s website at www.wedbushfunds.com/ives or by calling the Fund toll-free at (866) 597-9452.